Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Kinetics Spin-Off And Corporate Restructuring Fund | Kinetics Spin-Off And Corporate Restructuring Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	(19.28%)	82.86%	(19.43%)	39.82%	43.12%	5.46%	31.74%	(8.11%)	15.90%	12.08%
No Load Class Prospectus | Kinetics Internet Fund | Kinetics Internet Fund, No Load Class
Prospectus [Line Items]
Annual Return [Percent]	(9.04%)	76.44%	29.76%	(24.28%)	15.35%	56.42%	26.45%	(27.32%)	57.43%	2.59%
No Load Class Prospectus | Kinetics Global Fund | Kinetics Global Fund, No Load Class
Prospectus [Line Items]
Annual Return [Percent]	2.89%	72.16%	11.89%	(6.46%)	16.32%	25.00%	21.61%	(23.58%)	49.20%	14.40%
No Load Class Prospectus | Kinetics Paradigm Fund | Kinetics Paradigm Fund, No Load Class
Prospectus [Line Items]
Annual Return [Percent]	(14.59%)	88.47%	(16.89%)	29.18%	38.15%	3.32%	30.48%	(5.55%)	28.41%	20.45%
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | Kinetics Small Cap Opportunities Fund, No Load Class
Prospectus [Line Items]
Annual Return [Percent]	(8.66%)	68.52%	(14.69%)	31.96%	50.33%	2.30%	27.06%	0.29%	26.23%	24.39%
No Load Class Prospectus | Kinetics Market Opportunities Fund | Kinetics Market Opportunities Fund, No Load Class
Prospectus [Line Items]
Annual Return [Percent]	(3.09%)	84.08%	(7.33%)	14.98%	28.04%	19.55%	22.76%	(10.86%)	47.28%	20.45%
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund | Kinetics Multi-Disciplinary Income Fund, No Load Class
Prospectus [Line Items]
Annual Return [Percent]	5.13%	7.05%	5.15%	(2.30%)	1.18%	(1.38%)	9.08%	(1.00%)	4.75%	10.41%
Advisor A & C Prospectus | Kinetics Internet Fund | Kinetics Internet Fund, Advisor Class A
Prospectus [Line Items]
Annual Return [Percent]	(9.27%)	76.00%	29.43%	(24.47%)	15.06%	56.04%	26.08%	(27.47%)	57.06%	2.32%
Advisor A & C Prospectus | Kinetics Global Fund | Kinetics Global Fund, Advisor Class A
Prospectus [Line Items]
Annual Return [Percent]	2.55%	71.69%	11.82%	(6.79%)	16.16%	24.70%	21.10%	(23.72%)	50.29%	14.03%
Advisor A & C Prospectus | Kinetics Paradigm Fund | Kinetics Paradigm Fund, Advisor Class A
Prospectus [Line Items]
Annual Return [Percent]	(14.80%)	88.00%	(17.10%)	28.86%	37.83%	3.05%	30.15%	(5.79%)	28.07%	20.18%
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund | Kinetics Small Cap Opportunities Fund, Advisor Class A
Prospectus [Line Items]
Annual Return [Percent]	(8.89%)	68.10%	(14.91%)	31.64%	49.94%	2.04%	26.72%	none	25.94%	24.06%
Advisor A & C Prospectus | Kinetics Market Opportunities Fund | Kinetics Market Opportunities Fund, Advisor Class A
Prospectus [Line Items]
Annual Return [Percent]	(3.31%)	83.60%	(7.56%)	14.69%	27.70%	19.31%	22.42%	(11.10%)	46.91%	20.15%
Institutional Class Prospectus | Kinetics Internet Fund | Kinetics Internet Fund, No Load Class
Prospectus [Line Items]
Annual Return [Percent]	(9.04%)	76.44%	29.76%	(24.28%)	15.35%	56.42%	26.45%	(27.32%)	57.43%	2.59%
Institutional Class Prospectus | Kinetics Global Fund | Kinetics Global Fund, No Load Class
Prospectus [Line Items]
Annual Return [Percent]	2.89%	72.16%	11.89%	(6.46%)	16.32%	25.00%	21.61%	(23.58%)	49.20%	14.40%
Institutional Class Prospectus | Kinetics Paradigm Fund | Kinetics Paradigm Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	(14.41%)	88.83%	(16.73%)	29.43%	38.44%	3.55%	30.75%	(5.37%)	28.66%	20.73%
Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Kinetics Small Cap Opportunities Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	(8.47%)	68.85%	(14.52%)	32.22%	50.62%	2.51%	27.30%	0.44%	26.51%	24.61%
Institutional Class Prospectus | Kinetics Market Opportunities Fund | Kinetics Market Opportunities Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	(2.89%)	84.40%	(7.14%)	15.21%	28.31%	19.79%	22.98%	(10.70%)	47.65%	20.73%